Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax asset
Net operating loss carryforwards	$ 5,306,733	$ 5,007,686
Lease liability	18,361
Deferred tax assets, gross	5,325,094	5,007,686
Deferred tax liability
Operating lease right-of-use assets	(17,577)
Deferred tax assets net off against deferred tax liability	5,307,517	5,007,686
Less: Valuation allowance	(5,307,517)	(5,007,686)
Net deferred tax asset